Related party disclosure (Narrative) (Detail) - Major Defined Benefit Plans [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Disclosure On Pension And Other Post Employment Benefit Plans [Line Items]
Fees	$ 45	$ 46
Fair value	$ 558	$ 399